TRANSACTIONS WITH RELATED PARTIES (Schedule of Financing Leaseback) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Total long-term loans	$ 5,500	$ 17,946
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
2013	463
2014	490
2015	518
2016	549
2017	581
2018 and thereafter	8,944
Total long-term loans	$ 11,545